Pay vs Performance Disclosure Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

Year	Summary Compensation Table Total for PEO Kessler (1) ($)	Compensation Actually Paid to PEO Kessler (2) ($)	Summary Compensation Table Total for Former PEO Rintoul (3) ($)	Compensation Actually Paid to Former PEO Rintoul (2) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (4) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (5) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (in 000s) ($)	Adjusted EBITDA (6) (in 000s) ($)
							GrafTech Total Stockholder Return	NYSE Arca Steel Index (TR) Total Stockholder Return
2022	1,407,268	1,153,710	1,406,150	1,405,993	1,538,305	1,097,819	$42	$179	382,962	536,464
2021	N/A	N/A	3,445,257	4,377,435	6,471,272	6,656,296	$104	$156	388,330	669,940
2020	N/A	N/A	2,433,525	2,691,429	1,146,426	1,248,844	$93	$121	434,374	658,946

(1)
Mr. Kessler joined the Company as our CEO and President on July 1, 2022 and therefore information is not provided for years 2021 or 2020 because he was not our PEO during those years. Our principle executive officer is referred to as the “PEO” in this disclosure.

(2)
“Compensation actually paid” to our CEO and former CEO in each of 2022
, 202
1, and 2020 reflects the respective amounts set forth in the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our CEO or former CEO during the applicable year. For information regarding the decisions made by our Human Resources and Compensation Committee in regards to the CEO’s and former CEO’s compensation for each fiscal year, please see the “Compensation Discussion & Analysis” sections of the proxy statements reporting pay for the fiscal years covered in the table above.

	2020		2021		2022

	Kessler	Rintoul	Kessler	Rintoul	Kessler	Rintoul
SCT Total Compensation	-	$2,433,525	-	$3,445,257	$1,407,268	$1,406,150
Less: Stock Award Values Reported in SCT for the Covered Year	-	$(765,850)	-	$(1,170,960)	$(446,112)	-
Less: Option Award Values Reported in SCT for the Covered Year	-	$(259,307)	-	$(662,909)	$(244,961)	-
Plus: Year-End Fair Value for Stock and Option Awards Granted in the Covered Year	-	$1,426,122	-	$903	$437,515	$255
Year-End Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	-	$85,601	-	-	-	$(412)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	-	$(145,001)	-	$675,793	-	-
Fair Value for Stock and Option Awards Granted and Vested in the Covered Year	-	$(83,661)	-	$2,089,351	-	-
Less: Fair Value of Stock and Option Awards Forfeited in the Covered Year	-	-	-	-	-	-
Compensation Actually Paid	-	$2,691,429	-	$4,377,435	$1,153,710	$1,405,993

(3)	Mr. Rintoul resigned from the Company as our CEO and President on June 30, 2022.
(4)	The identity of the non-PEO NEOs for each of 2022, 2021 and 2020 (each, a “Covered Year”) are as follows:

Year	Non-PEO NEOs
2020	Quinn J. Coburn, Jeremy S. Halford, Iñigo Perez Ortiz, Gina K. Gunning
2021	Timothy K. Flanagan, Quinn J. Coburn, Jeremy S. Halford, Iñigo Perez Ortiz, Gina K. Gunning
2022	Timothy K. Flanagan, Jeremy S. Halford, Iñigo Perez Ortiz, Gina K. Gunning

(5)
Average “compensation actually paid” for our
non-PEO
NEOs in each of 2022, 2021 and 2020 reflects the respective amounts set forth in the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our non-PEO
NEOs during the applicable year. For information regarding the decisions made by our Human Resources and Compensation Committee in regards to the non-PEO
NEOs’ compensation for each fiscal year, please see the “Compensation Discussion & Analysis” sections of the proxy statements reporting pay for the fiscal years covered in the table above.

	2020	2021	2022

	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs
SCT Total Compensation	$1,146,426	$6,471,272	$1,538,305
Less: Stock Award Values Reported in SCT for the Covered Year	$(238,765)	$(334,400)	$(525,690)
Less: Option Award Values Reported in SCT for the Covered Year	$(80,843)	$(194,973)	$(228,750)
Plus: Year-End Fair Value for Stock and Option Awards Granted in the Covered Year	$442,880	-	$331,139
Year-End Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$5,333	$(1,126)	$(10,251)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	$(26,400)	$108,379	$(6,934)
Fair Value for Stock and Option Awards Granted and Vested in the Covered Year	$213	$617,144	-
Less: Fair Value of Stock and Option Awards Forfeited in the Covered Year	-	-	-
Compensation Actually Paid	$1,248,844	$6,656,296	$1,097,819

(6)
A
non-GAAP
financial measure. See Appendix A to this Proxy Statement for additional information, including how we define this financial measure and a reconciliation to Net Income, the most directly comparable financial measure calculated and presented in accordance with U.S. GAAP. Please see the “Compensation Discussion and Analysis” section above for more information about adjusted EBITDA, including how we use it in our executive compensation program.

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The identity of the
non-PEO
NEOs for each of 2022, 2021 and 2020 (each, a “Covered Year”) are as follows:

Year	Non-PEO NEOs
2020	Quinn J. Coburn, Jeremy S. Halford, Iñigo Perez Ortiz, Gina K. Gunning
2021	Timothy K. Flanagan, Quinn J. Coburn, Jeremy S. Halford, Iñigo Perez Ortiz, Gina K. Gunning
2022	Timothy K. Flanagan, Jeremy S. Halford, Iñigo Perez Ortiz, Gina K. Gunning

Adjustment To PEO Compensation, Footnote [Text Block]
“Compensation actually paid” to our CEO and former CEO in each of 2022
, 202
1, and 2020 reflects the respective amounts set forth in the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our CEO or former CEO during the applicable year. For information regarding the decisions made by our Human Resources and Compensation Committee in regards to the CEO’s and former CEO’s compensation for each fiscal year, please see the “Compensation Discussion & Analysis” sections of the proxy statements reporting pay for the fiscal years covered in the table above.

	2020		2021		2022

	Kessler	Rintoul	Kessler	Rintoul	Kessler	Rintoul
SCT Total Compensation	-	$2,433,525	-	$3,445,257	$1,407,268	$1,406,150
Less: Stock Award Values Reported in SCT for the Covered Year	-	$(765,850)	-	$(1,170,960)	$(446,112)	-
Less: Option Award Values Reported in SCT for the Covered Year	-	$(259,307)	-	$(662,909)	$(244,961)	-
Plus: Year-End Fair Value for Stock and Option Awards Granted in the Covered Year	-	$1,426,122	-	$903	$437,515	$255
Year-End Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	-	$85,601	-	-	-	$(412)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	-	$(145,001)	-	$675,793	-	-
Fair Value for Stock and Option Awards Granted and Vested in the Covered Year	-	$(83,661)	-	$2,089,351	-	-
Less: Fair Value of Stock and Option Awards Forfeited in the Covered Year	-	-	-	-	-	-
Compensation Actually Paid	-	$2,691,429	-	$4,377,435	$1,153,710	$1,405,993

Non-PEO NEO Average Total Compensation Amount	$ 1,538,305	$ 6,471,272	$ 1,146,426
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,097,819	6,656,296	1,248,844
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average “compensation actually paid” for our
non-PEO
NEOs in each of 2022, 2021 and 2020 reflects the respective amounts set forth in the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our non-PEO
NEOs during the applicable year. For information regarding the decisions made by our Human Resources and Compensation Committee in regards to the non-PEO
NEOs’ compensation for each fiscal year, please see the “Compensation Discussion & Analysis” sections of the proxy statements reporting pay for the fiscal years covered in the table above.

	2020	2021	2022

	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs
SCT Total Compensation	$1,146,426	$6,471,272	$1,538,305
Less: Stock Award Values Reported in SCT for the Covered Year	$(238,765)	$(334,400)	$(525,690)
Less: Option Award Values Reported in SCT for the Covered Year	$(80,843)	$(194,973)	$(228,750)
Plus: Year-End Fair Value for Stock and Option Awards Granted in the Covered Year	$442,880	-	$331,139
Year-End Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$5,333	$(1,126)	$(10,251)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	$(26,400)	$108,379	$(6,934)
Fair Value for Stock and Option Awards Granted and Vested in the Covered Year	$213	$617,144	-
Less: Fair Value of Stock and Option Awards Forfeited in the Covered Year	-	-	-
Compensation Actually Paid	$1,248,844	$6,656,296	$1,097,819

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Tabular List of Performance Measures
Listed below is the performance measure that in our assessment represents the most important performance measure used by us to link compensation actually paid to our named executive officers for 2022 to Company performance.

Performance Measure	Nature	Explanation
Adjusted EBITDA	Financial Measure	A
non-GAAP
financial measure. See Appendix A to this Proxy Statement for additional information, including how we define this financial measure and a reconciliation to Net Income, the most directly comparable financial measure calculated and presented in accordance with U.S. GAAP.

Total Shareholder Return Amount	$ 42	104	93
Peer Group Total Shareholder Return Amount	179	156	121
Net Income (Loss)	$ 382,962,000	$ 388,330,000	$ 434,374,000
Company Selected Measure Amount	536,464	669,940	658,946
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	A
non-GAAP
	financial measure. See Appendix A to this Proxy Statement for additional information, including how we define this financial measure and a reconciliation to Net Income, the most directly comparable financial measure calculated and presented in accordance with U.S. GAAP.
Kessler [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,407,268
PEO Actually Paid Compensation Amount	$ 1,153,710
PEO Name	Mr. Kessler
Kessler [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 437,515
Kessler [Member] | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(446,112)
Kessler [Member] | Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(244,961)
Rintoul [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	1,406,150	$ 3,445,257	$ 2,433,525
PEO Actually Paid Compensation Amount	$ 1,405,993	4,377,435	2,691,429
PEO Name	Mr. Rintoul
Rintoul [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 255	903	1,426,122
Rintoul [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(412)		85,601
Rintoul [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,089,351	(83,661)
Rintoul [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		675,793	(145,001)
Rintoul [Member] | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,170,960)	(765,850)
Rintoul [Member] | Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(662,909)	(259,307)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	331,139		442,880
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,251)	(1,126)	5,333
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		617,144	213
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,934)	108,379	(26,400)
Non-PEO NEO [Member] | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(525,690)	(334,400)	(238,765)
Non-PEO NEO [Member] | Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (228,750)	$ 194,973	$ (80,843)